Income Taxes - Schedule of Net Change Valuation Allowance of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Change Valuation Allowance of Deferred Tax Assets [Abstract]
Balance	¥ 401,130	¥ 382,124
Additions-change to tax expense	81,094	83,586
NOL Reductions/expirations	(432,516)	(64,580)
Balance	¥ 49,708	¥ 401,130